Cash, cash equivalents and restricted cash	6 Months Ended
Jun. 30, 2022
Cash and Cash Equivalents [Abstract]
Cash, cash equivalents and restricted cash
4. Cash, cash equivalents and restricted cash
Cash and cash equivalents include cash on hand, deposits held at call with financial institutions, other short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value, and bank overdrafts. Restricted cash represents deposited amounts securing obligations under the Company’s convertible note financing arrangement with JGB Management, Inc. (see Note 6). Restricted cash consists of USD 31.0 million held in a restricted depository account.

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the statement of cash flows.

(in USD ‘000)	June 30, 2022	December 31, 2021
Cash and cash equivalents	14,126	54,734
Restricted cash	31,000	—

Total cash, cash equivalents and restricted cash	45,126	54,734